Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	₩ 746,256	₩ 695,868	₩ 719,412
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(60,181)	(25,777)	(73,511)
Shares of remeasurement gain (loss) of associates and joint ventures	786	649	(816)
Gain on valuation of equity instruments at fair value through other comprehensive income	51,696	155,319	43,077
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain on valuation of debt instruments at fair value through other comprehensive income	(9,699)	11,833	734
Valuation gain (loss) on cash flow hedge	(84,044)	67,548	17,268
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	111,431	(44,684)	(44,279)
Share of other comprehensive income (loss) from associates and joint ventures	15,932	2,517	(41)
Exchange differences on translation of foreign operations	(2,666)	4,933	2,940
Total other comprehensive income (loss)	23,255	172,338	(54,628)
Total comprehensive income for the year	769,511	868,206	664,784
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	727,077	768,341	589,179
Non-controlling interest	₩ 42,434	₩ 99,865	₩ 75,605